Total Equity - Common Stock, Number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	23,325,305
Ending balance, shares outstanding (in shares)	23,003,248	23,325,305
Multiple and subordinate voting shares
Number of shares outstanding:
Interest in multiple and subordinate voting shares held through ownership interest in shareholder	(799,230)	(799,230)
Fairfax subordinate voting shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	22,576,535	23,116,830
Purchases for cancellation (in shares)	(364,723)	(387,790)
Treasury shares acquired (in shares)	(110,528)	(295,474)
Treasury shares reissued (in shares)	153,194	142,969
Ending balance, shares outstanding (in shares)	22,254,478	22,576,535
Multiple voting shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	1,548,000	1,548,000
Ending balance, shares outstanding (in shares)	1,548,000	1,548,000